Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]
Fair Value Measurements [Abstract]
Plan's Investments at Fair Value
The following tables set forth the Plan’s investments at fair value. Other than investments measured at net asset value, the fair value of all investments are considered Level 1 within the fair value hierarchy:

	December 31,	December 31,
	2025	2024
Level 1
Money market funds	$6,432,444	$8,508,755
Mutual funds	78,744,813	75,813,247
Stock fund	124,570	210,593

Total investments measured at fair value – Level 1	85,301,827	84,532,595

Common collective trusts, at net asset value (a)	55,077,119	56,061,735

Investments at fair value	$140,378,946	$140,594,330

(a)	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.